Business Combination (Tables)	12 Months Ended
Dec. 31, 2017
Business Combination [Abstract]
Fair value of assets acquired and liabilities assumed by acquisition of ANZ
(b)	Fair value of assets and liabilities

Fair value of assets acquired and liabilities assumed by acquisition of ANZ as of acquisition date is as follows:

	Amount(*)
Asset:
Cash and due from banks	~~W~~	8,151
Property and equipment		538
Receivable		301,766
Other assets		9,269

		319,724
Liabilities:
Accounts payable		(436,285)
Other liabilities		(1,022)

		(437,307)

The fair value of the identifiable assets acquired and liabilities assumed	~~W~~	(117,583)

(*)	The accounting treatments for this business combination has not been completed by the end of the reporting period. The goodwill amount may be changed due to fair value assessments of identifiable assets liabilities for allocation of acquisition consideration.

Goodwill arising from the acquisitions
(c)	Goodwill
Goodwill arising from the acquisitions has been recognized as follows:

	Amount
Consideration received (cash)	~~W~~	75,480
Fair value of identifiable net assets		(117,583)

Goodwill	~~W~~	42,103